Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

(11) Share-Based Compensation

The Company’s 2019 Share Incentive Plan (“2019 Plan”) provided for the grant of share options, restricted share units, performance restricted share units and restricted shares to the Company’s employees, executives and directors. At December 31, 2022, 1,817,502 shares were available for future issuance under the 2019 Plan.

Share-based compensation expense of $7,728, $6,699 and $4,723 was recorded during 2022, 2021 and 2020, respectively, of which $7,353, $6,470 and $4,257 was presented as a part of “general and administrative expenses”, and the remaining balance was presented as a part of “direct container expenses – owned fleet” during 2022, 2021 and 2020, respectively in the Company’s consolidated statements of operations.

Share Options

Share options are granted at exercise prices equal to the fair market value of the shares on the grant date. Each employee’s options vest in increments of 25% per year beginning approximately one year after an option’s grant date. Unless terminated pursuant to certain provisions within the share option plans, including discontinuance of employment with the Company, all unexercised options expire ten years from the date of grant.

The following tables summarizes the activity of share options for the years ended December 31, 2022, 2021 and 2020:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2019	1,807,665	$19.76
Options exercised during the period	(113,960)	$11.36
Options expired during the period	(130,711)	$26.14
Options forfeited during the period	(33,968)	$12.40
Balances, December 31, 2020	1,529,026	$19.90
Options exercised during the period	(477,103)	$18.95
Options expired during the period	(40,000)	$32.70
Options forfeited during the period	(19,128)	$10.74
Balances, December 31, 2021	992,795	$20.02
Options exercised during the period	(236,878)	$23.16
Options expired during the period	(6,220)	$34.81
Balances, December 31, 2022	749,697	$18.91
Options exercisable at December 31, 2022	695,515	$19.67
Options vested and expected to vest at December 31, 2022	747,952	$18.93

As of December 31, 2022, $157 of total compensation cost related to non-vested share options not yet recognized is expected to be recognized over a weighted average period of 1 year. The aggregate intrinsic value of all options exercisable and outstanding, which represents the total pre-tax intrinsic value, based on the Company’s closing common share price of $31.01 per share as of December 31, 2022 was $8,923. The aggregate intrinsic value is calculated as the difference between the exercise prices of the Company’s share options that were in-the-money and the market value of the common shares that would have been issued if those share options were exercised as of December 31, 2022. The aggregate intrinsic value of all options exercised during 2022, 2021 and 2020, based on the closing share price on the date each option was exercised was $3,044, $5,513 and $710, respectively.

The weighted average contractual life of options exercisable and outstanding as of December 31, 2022 was 4.15 years and 4.35 years, respectively.

Restricted Share Units (“RSU”) and Performance Restricted Share Units (“PSU”)

RSU awards granted to employees prior to 2020 have a vesting period of four years or vest in increments of 25% per year on each anniversary of the grant date. RSU awards granted to employees during and after 2020 have a vesting period of three years or vest in increments of 33.33% per year on each anniversary of the grant date. RSU awards granted to directors fully vest one year after their grant date.

The Company granted PSU awards to certain executives starting 2020, which are subject to both service and market vesting conditions. The PSU awards will vest at the end of a 3-year performance cycle if the market conditions are met. The market-based conditions will be satisfied if certain milestones based on the Company’s common stock price or relative total shareholder return (“TSR”) are achieved.

The following tables summarizes the activity of RSU and PSU awards for the years ended December 31, 2022, 2021 and 2020:

	RSU	PSU (1)	Total	Weighted average grant date fair value
Balances, December 31, 2019	657,620	—	657,620	$11.95
Share units granted	200,868	183,560	384,428	$16.96
Share units vested	(300,404)	—	(300,404)	$12.08
Share units forfeited	(19,743)	—	(19,743)	$12.62
Balances, December 31, 2020	538,341	183,560	721,901	$14.55
Share units granted	102,956	104,834	207,790	$44.62
Share units vested	(278,684)	(7,004)	(285,688)	$12.32
Share units forfeited	(18,753)	—	(18,753)	$12.70
Balances, December 31, 2021	343,860	281,390	625,250	$25.37
Share units granted	137,969	145,015	282,984	$34.86
Share units vested	(202,694)	—	(202,694)	$16.85
Share units forfeited	(1,239)	—	(1,239)	$35.30
Balances, December 31, 2022	277,896	426,405	704,301	$31.62
Total share units outstanding and expected to vest at December 31, 2022			668,146	$31.37

(1)
The grant date fair value of PSU awards granted during 2022, 2021 and 2020 were $42.36 per share, $55.85 per share and $22.06 per share, respectively. On the settlement date for each measurement period of market-based awards, grantees may receive shares equal to 0% to 200% of the awards granted depending upon the achievement of certain market criteria based on the Company’s TSR relative to the peer group during the three-year performance period.

As of December 31, 2022, $14,194 of total compensation cost related to non-vested time-based RSU and market-based PSU awards not yet recognized is expected to be recognized over a weighted average period of 1.7 years. The grant date fair value of the market-based PSU awards is recognized as expense ratably over the vesting period and is not adjusted in future periods for the success or failure to achieve the specified market condition.

The fair value of PSU awards granted during the years ended December 31, 2022, 2021 and 2020 were determined using the Monte Carlo simulation valuation model that incorporated multiple valuation assumptions, including the probability of achieving the specified market condition and the following assumptions.:

	2022	2021	2020
Risk-free interest rates	4.12%	0.54%	0.16%
Expected common share price volatilities	57.40%	59.80%	57.40%

The risk-free interest rate is based on the three-year U.S. Treasury constant maturity yields on the grant date. The expected common share price volatility is based on the historical average volatility of the Company’s stock over the three-year period corresponding to the performance period of the award. The dividend yield reflects the estimated future yield on the date of grant. There were no assumed dividend yields because the TSR includes the reinvestment of dividends and the awards include dividend equivalent units.